1933 Act/Rule 485(a)

April 8, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Equity Trust
File Nos. 002-16590 and 811-945
Post-Effective Amendment No. 90

To The Commission Staff:

On behalf of Virtus Equity Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 90 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding two new series to the Trust, the Virtus Large-Cap Quality Value Fund and the Virtus Mid-Cap Core Fund. Certain financial information that would appear in the Statement of Additional Information has been omitted from this filing. We will file all required information by amendment prior to or upon the effectiveness of this post-effective amendment.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood